PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 1000
Houston, TX 77046-1173
713.626.1919
www.invesco.com

June 27, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds)

CIK No. 0000842790

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Fund”) that the Prospectuses and the Statements of Additional Information relating to the Class A, Class A2, Class AX, Class B, Class BX, Class C, Class CX, Class R, Class Y, Investor Class, Class R5, Class R6 and Invesco Cash Reserve shares, as applicable, of Invesco Corporate Bond Fund, Invesco Global Real Estate Fund, Invesco High Yield Fund, Invesco Money Market Fund, Invesco Real Estate Fund, Invesco Short Duration Inflation Protected Fund, Invesco Short Term Bond Fund and Invesco U.S. Government Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 72 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 72 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission June 24, 2016.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Sincerely,

/s/ Peter A. Davidson

Peter A. Davidson

Assistant General Counsel